Asset Acquisitions - Schedule of EHT Asset Acquisition (Details) - USD ($)		12 Months Ended
	Nov. 10, 2022	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Transaction costs		$ 0	$ 1,475,144
Emerald Health Therapeutics Inc
Asset Acquisition [Line Items]
Common stock	$ 9,574,222
EHT rollover stock options	105,929
EHT rollover warrants	203,515
Transaction costs	1,552,490
Total consideration	11,436,156
Cash and cash equivalents	6,784,057
Accounts receivable	14,375
Prepaid Expenses	4,227
Assets held for sale	6,610,662
Related party loan	680,901
Other current assets	356,961
Accounts payable	(909,048)
Short term liability	557,010
Payroll liabilities	(577,421)
Insurance premium loan payable	(89,851)
Tax liabilities	(158,858)
Other current liabilities	(722,839)
Total net assets acquired	$ 11,436,156